Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS GLOBAL REALTY SHARES, INC
Central Index Key	dei_EntityCentralIndexKey	0001033969
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 07, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016